(9) DEFERRED TAX ASSETS AND LIABILITIES (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Social contribution [Member]
Temporarily nondeductible differences
Provision for tax, civil and labor risks	R$ 57,635	R$ 53,687
Private pension fund	2,913	2,331
Allowance for doubtful accounts	30,316	27,354
Free energy supply	9,166	8,382
Research and development and energy efficiency programs	27,506	21,851
Personnel-related provisions	5,208	4,111
Depreciation rate difference	4,764	5,535
Derivatives	(58,698)	(48,848)
Recognition of concession - adjustment of intangible asset (IFRS)	(6,399)	(7,291)
Recognition of concession - adjustment of financial asset (IFRS)	(148,561)	(117,527)
Actuarial losses (IFRS)	26,001	25,716
Financial instruments (IFRS)	(5,111)	(5,291)
Others	(18,834)	(15,803)
Temporarily nondeductible differences
Property, plant and equipment - adjustment of deemed cost (IFRS)	(48,806)	(51,961)
Actuarial losses (IFRS)	58,071	36,607
Deferred taxes - asset:
Provision for tax, civil and labor risks	11,620	13,188
Fair value of property, plant and equipment (negative value added of assets)	19,817	21,294
Deferred taxes - liability:
Value added derived from determination of deemed cost	(24,690)	(26,201)
Intangible asset - exploration right/authorization in indirect subsidiaries acquired	(227,199)	(246,669)
Other temporary differences	(6,976)	(6,145)
Total	(292,257)	(305,677)
Income tax [Member]
Temporarily nondeductible differences
Provision for tax, civil and labor risks	160,096	149,130
Private pension fund	8,093	6,476
Allowance for doubtful accounts	84,211	75,985
Free energy supply	25,462	23,284
Research and development and energy efficiency programs	76,405	60,697
Personnel-related provisions	14,467	11,420
Depreciation rate difference	13,235	15,374
Derivatives	(163,051)	(135,690)
Recognition of concession - adjustment of intangible asset (IFRS)	(17,775)	(20,253)
Recognition of concession - adjustment of financial asset (IFRS)	(410,608)	(324,387)
Actuarial losses (IFRS)	72,223	71,432
Financial instruments (IFRS)	(14,194)	(14,694)
Others	(52,471)	(41,815)
Temporarily nondeductible differences
Property, plant and equipment - adjustment of deemed cost (IFRS)	(135,572)	(144,336)
Actuarial losses (IFRS)	161,307	101,687
Deferred taxes - asset:
Provision for tax, civil and labor risks	32,277	36,635
Fair value of property, plant and equipment (negative value added of assets)	55,047	59,150
Deferred taxes - liability:
Value added derived from determination of deemed cost	(68,584)	(72,779)
Intangible asset - exploration right/authorization in indirect subsidiaries acquired	(631,106)	(685,190)
Other temporary differences	(19,379)	(17,071)
Total	(809,917)	(844,948)
PIS and COFINS [Member]
Temporarily nondeductible differences
Provision for tax, civil and labor risks	0	0
Private pension fund	0	0
Allowance for doubtful accounts	0	0
Free energy supply	0	0
Research and development and energy efficiency programs	0	0
Personnel-related provisions	0	0
Depreciation rate difference	0	0
Derivatives	0	0
Recognition of concession - adjustment of intangible asset (IFRS)	0	0
Recognition of concession - adjustment of financial asset (IFRS)	(7,823)	(7,881)
Actuarial losses (IFRS)	0	0
Financial instruments (IFRS)	0	0
Others	(2,263)	(2,662)
Temporarily nondeductible differences
Property, plant and equipment - adjustment of deemed cost (IFRS)	0	0
Actuarial losses (IFRS)	0	0
Deferred taxes - asset:
Provision for tax, civil and labor risks	0	0
Fair value of property, plant and equipment (negative value added of assets)	0	0
Deferred taxes - liability:
Value added derived from determination of deemed cost	0	0
Intangible asset - exploration right/authorization in indirect subsidiaries acquired	0	0
Other temporary differences	0	0
Total	R$ (10,086)	R$ (10,543)